Equity	12 Months Ended
Dec. 31, 2023
Equity
Equity

23.Equity

23.1	Subscribed and paid–in capital

Ecopetrol’s authorized capital amounts to $36,540,000, and is comprised of 60,000,000,000 ordinary shares, of which 41,116,694,690 are outstanding, and 11.51% (4,731,906,273 shares) are held privately and 88.49% (36,384,788,417 shares) are held by the Colombian Government. The value of the reserve shares amounts to $11,499,933 comprised of 18,883,305,310 shares. As of December 31, 2023, and 2022, subscribed and paid–in capital amounts to COP$25,040,067. There are no potentially dilutive shares.

23.2Additional paid–in capital

Additional paid–in capital mainly corresponds to: (i) share premium from the Ecopetrol Business Group’s capitalization in 2007, for $4,457,997, (ii) share premium from the sale of shares awarded in the second capitalization, which took place in September 2011, of $2,118,468, iii) a $31,377 share premium from the placement of shares on the secondary market, arising from the calling of guarantees from debtors in arrears, according to the provisions of Article 397 of the Code of Commerce, and (iv) additional paid–in capital receivables for ($143).

23.3Equity reserves

The following is the composition of the Ecopetrol Business Group’s reserves as of December 31, 2023, and 2022:

	2023	2022
Legal reserve	9,747,885	6,407,256
Fiscal and statutory reserves	509,082	509,082
Occasional reserves	7,665,758	1,982,295
	17,922,725	8,898,633

The General Shareholders’ Meeting of Ecopetrol S.A., held on March 31, 2023, approved the 2022 profit distribution project and the establishment of a reserve for $7,665,758, to support the financial sustainability of the Company and flexibility in the development of your strategy.

The movement of equity reserves is the following for the years ended December 31, 2023, and 2022:

	2023	2022
Opening balance	8,898,633	10,624,229
Release of reserves	(2,491,377)	(5,886,441)
Allocation to reserves	11,515,469	11,068,450
Dividends declared	—	(6,907,605)
Closing balance	17,922,725	8,898,633

23.4Retained earnings and dividends

Ecopetrol Business Group distributes dividends based on its financial statements prepared under International Financial Reporting Standards accepted in Colombia (NCIF, as its acronym in Spanish).

The Ordinary General Assembly of Shareholders of Ecopetrol S.A., held on March 31, 2023, approved the profit distribution project for fiscal year 2022 and defined the distribution of dividends in the amount of $24,382,199 (distribution during 2022: $11,512,675).

The payment of dividends to minority shareholders was made in three equal installments in April, September, and December 2023. On the other hand, for the majority shareholder, the respective compensation of the dividend has been made against the balance of the account receivable of the Stabilization Fund of Fuel Prices (FEPC) for $21,576,179 (2022: $6,788,385). As of December 31, 2023, the Company has paid cash dividends amounting to $5,570,876 (2022: 13,356,947).

Dividends were paid as follows:

	2023	2022	2021
Ecopetrol S.A.	2,747,231	11,622,778	696,387
Interconexión Eléctrica S.A. ESP	1,506,799	572,260	790,532
Oleoducto Central S.A. - Ocensa	809,302	752,530	682,615
Invercolsa S.A.	254,464	179,202	150,333
Oleoducto de los Llanos Orientales S.A. - ODL	171,290	138,939	147,056
Oleoducto de Colombia S.A. - ODC	81,790	91,238	86,594
Oleoducto Bicentenario de Colombia S.A.S. - OBC	—	—	217,770
Total	5,570,876	13,356,947	2,771,287

23.5Other comprehensive income attributable to owners of parent

The following is the composition of the other comprehensive income attributable to the shareholders of the parent, Ecopetrol, net of tax:

	2023	2022	2021
Foreign currency translation	15,055,305	28,816,983	17,244,255
Hedge of a net investment in a foreign operation	(3,165,320)	(9,219,271)	(4,364,466)
Actuarial gain on defined benefit plans	(3,942,417)	(1,331,361)	(517,278)
Cash flow hedges for future exports	601,744	(2,473,999)	(945,250)
Cash flow hedge with derivative instruments	124,384	1,290	(61,502)
Others	952	3,077	2,135
	8,674,648	15,796,719	11,357,894

23.6Earnings per share

	2023		2022		2021
Profit attributable to Ecopetrol’s shareholders		21,060,798		31,604,781		15,649,143
Weighted average number of outstanding shares		41,116,694,690		41,116,694,690		41,116,694,690
Net basic earnings per share (Colombian pesos)	COP$	512.2	COP$	768.7	COP$	380.6